Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4	Cash and cash equivalents

The components of cash and cash equivalents were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Balances in bank accounts	$6,028,945	$3,657,580
Certificate to deposits	86,373	15,633
Cash	1,675	13,528
Cash and cash equivalents	6,116,993	3,686,741

3	Cash and cash equivalents

The components of cash and cash equivalents were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Balances in bank accounts	$3,657,580	$26,723,963
Certificate to deposits	15,633	41,548
Cash	13,528	18,280
Cash and cash equivalents	3,686,741	26,783,791